Summary of significant accounting policies - Schedule of Property, Plant and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2024
Computers, software, peripheral and electronic equipment
Property, Plant and Equipment [Line Items]
Depreciation rate	300.00%
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Depreciation rate	700.00%
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Depreciation rate	1500.00%